CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 25,107	$ 29,745
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	12,512	12,904
Amortization	12,205	12,019
Unrealized exchange gains on foreign denominated debt	(5,582)	(20,781)
Equity-based compensation	1,741	1,602
Deferred income taxes-net	7,219	6,624
Uncertain tax positions	1,143	1,139
Non-cash fair value adjustment for swaps and foreign currency exchange contracts	(11,742)	(6,438)
Amortization of debt issuance costs	1,495	1,621
Non-cash operating lease costs	2,516
Impairment of right of use assets	2,563
Other	1,567	(377)
Changes in current assets and liabilities:
Accounts receivable	11,366	6,826
Accounts payable	5,294	(358)
Accrued expenses	(20,624)	(1,444)
Lease liabilities, non-current	(2,992)
Income taxes receivable/payable	2,412	3,276
Interest Payable	(948)	(7,315)
Deferred revenue	5,419	1,128
Other	(1,306)	266
Net cash provided by operating activities	49,365	40,437
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(16,235)	(11,711)
Net cash used in investing activities	(16,235)	(11,711)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of debt	(2,600)	(9,649)
Proceeds from common stock issuance	29
Equity issuance costs	(3,081)
Net cash used in financing activities	(5,652)	(9,649)
EFFECTS OF EXCHANGE RATE FLUCTUATIONS	(3,586)	776
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	23,892	19,853
CASH, CASH EQUIVALENTS AND RESTRICTED CASH-Beginning of period	191,529	161,309
CASH, CASH EQUIVALENTS AND RESTRICTED CASH-End of period	$ 215,421	$ 181,162